Summary of Significant Accounting Policies - Summary of Major Customers (Details) (10-K) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Regional Distributor A [Member]
Concentration of risk percentage	49.00%	44.00%	44.00%	48.00%	37.00%	47.00%
Regional Distributor B [Member]
Concentration of risk percentage	3.00%	10.00%	6.00%	11.00%	8.00%	15.00%